Coho Relative Value Equity Fund
Coho Relative Value Equity Fund
Investment Objective
The Coho Relative Value Equity Fund (the “Fund”) seeks total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Coho Relative Value Equity Fund	Advisor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Coho Relative Value Equity Fund		Advisor Class Shares		Institutional Class Shares
Management Fees		0.75%		0.75%
Shareholder Servicing Plan Fees		0.15%		none
Other Expenses		0.24%		0.24%
Total Annual Fund Operating Expenses		1.14%	[1]	0.99%
Less: Fee Waiver	[2]	(0.20%)		(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	0.94%		0.79%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund's Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available shareholder servicing plan fees.
[2]	Coho Partners, Ltd. (the "Adviser" or "Coho") has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.94% of the average daily net assets of the Advisor Class and 0.79% of the average daily net assets of the Institutional Class. Fees reduced and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred and at the time fees/expenses are being recouped. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least November 27, 2016. Thereafter, the agreement may be terminated at any time upon 60 days' written notice by the Trust's Board of Trustees (the "Board") or the Adviser, with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Coho Relative Value Equity Fund - USD ($)
Advisor Class Shares	96	342	608	1,368
Institutional Class Shares	81	295	528	1,195

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The equity securities in which the Fund primarily invests include common stocks.  The Fund focuses its investments in dividend paying equity securities issued by larger-capitalization (“larger cap”) companies.  The Fund generally considers a company to be a larger cap company if it has a market capitalization, at the time of purchase, over $3 billion.

Through a combination of quantitative and qualitative analysis, the Adviser further reduces the larger cap universe to 250 companies, which it believes have stable and predictable growth in earnings, revenues, and dividends.  The Adviser constructs and applies a dividend discount model to each of these 250 companies to identify companies with reasonable valuations.  The Adviser then utilizes a conservative, “bottom up” fundamental approach to select securities of high quality companies for the Fund’s investment portfolio.  As an important component of its investment strategy, the Adviser also meets regularly with management of its portfolio and perspective portfolio companies, as well as their competitors, customers and suppliers.  The Fund’s portfolio is generally comprised of 20 to 35 equity securities that meet the Adviser’s, stability, dividend and cash flow growth criteria, and with respect to which the Adviser has established comfort with the long-term qualitative aspects of the investment.

In addition to investing in equity securities issued by larger cap companies, the Fund, in order to reduce cash balances and increase the Fund’s exposure to larger cap companies, may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund may also invest up to 20% of its total assets in foreign securities, including American Depositary Receipts (“ADRs”).

Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar investment objectives if the Adviser cannot successfully implement the Fund’s investment strategies.

Limited Holdings Risk.  The Fund may have a relatively high percentage of assets in a single or small number of issuers, which may result in increased volatility.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.

Large Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid Cap Companies Risk.  Securities of mid cap companies may be more volatile and less liquid than the securities of large-cap companies.

Foreign Securities Risk.  Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment.  Foreign countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.

ADRs Risk.  ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.  As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.

Investment Company Risk. The Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies.  When investing in other investment companies, the Fund bears its pro rata share of the other investment company’s fees and expenses including the duplication of advisory and other fees and expenses.

ETF Risk.  The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market.  It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances.  ETFs have management and other expenses.  The Fund will bear its pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.

Newer Fund Risk.  The Fund has limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

Adviser Risk.  The Adviser has limited experience in managing a mutual fund.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows the annual return for the Fund’s Advisor Class for one year.  Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average annual total returns over time compared with broad-based securities market indexes.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance information is available at www.cohofunds.com or by calling the Fund toll-free at 866-COHO-234 (866-264-6234).

Best Quarter Q4 2014 6.51%	Worst Quarter Q1 2014 1.75%

Year-to-Date as of September 30, 2015
(6.72)%

Average Annual Total Returns for the periods ended December 31, 2014
Average Annual Returns - Coho Relative Value Equity Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Advisor Class Shares	Advisor Class Return Before Taxes	13.76%		16.94%		Aug. 14, 2013
Institutional Class Shares	Institutional Class Return Before Taxes		[1]		[1]	May 15, 2014	[1]
After Taxes on Distributions | Advisor Class Shares	Advisor Class Return After Taxes on Distributions	13.38%		16.58%
After Taxes on Distributions and Sale of Fund Shares | Advisor Class Shares	Advisor Class Return After Taxes on Distributions and Sale of Fund Shares	8.08%		12.98%
Russell 1000 ® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 1000 ® Value Index (reflects no deduction for fees, expenses or taxes)	13.45%		16.39%		Aug. 14, 2013
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	13.69%		18.00%		Aug. 14, 2013
[1]	The Fund offers two classes of shares. The Advisor Class commenced operations on August 14, 2013 and the Institutional Class commenced operations on May 15, 2014. Performance shown prior to inception of the Institutional Class reflects the performance of the Advisor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).   After-tax returns are shown only for the Advisor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses.